UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________

FORM N-CSR

______________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-04401

NORTH TRACK FUNDS, INC.

(Exact name of registrant as specified in its charter)

200 South Wacker Drive

Suite 2000

Chicago, IL 60606

 (Address of Principal Executive Office) (Zip Code)

(312) 263-0110

(Registrant’s telephone number, including area code)

Elizabeth A. Watkins, President
200 South Wacker Drive

Suite 2000

Chicago, IL 60606

(Name and address of agent for service)

With a copy to

Angelique A. David

North Track Funds, Inc.
200 South Wacker Drive

Suite 2000
Chicago, IL 60606

Date of fiscal year end:	October 31, 2008

Date of reporting period:	October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Reports to Stockholders

Table of Contents

President’s Letter	1

Premium and Discount Information	2

Manager’s Commentary and Charts	3

Schedule of Investments	5

Statement of Assets And Liabilities	7

Statement of Operations	8

Statement of Changes In Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Report of Independent Registered Public Accounting Firm	17

Expense Information	18

Board Approval of Investment Advisory Agreement	19

General Information	22

Trustees and Officers of Ziegler Exchange Traded Trust	23

Cautionary Note on Forward-Looking Statements

Some of the matters discussed in this report are forward-looking statements. These include any predictions, recommendations, assessments, analyses or outlooks for individual securities, industries, prevailing interest rates, yields, returns, economic sectors and/or securities markets and can be identified as such because the context of the statements may include words such as “will,” “should,” “believes,” “predicts,” “expects,” “anticipates,” “foresees,” “hopes” and words of similar import. These statements involve risks and uncertainties. In addition to the general risks described for the NYSE Arca Tech 100 ETF in its current Prospectus, such as market, objective, industry, sector, issuer, trading and liquidity, fluctuation of net asset value and share price, correlation credit and interest rate risks, other factors bearing on these reports include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions about particular securities, industries, markets and the general economy in making investment decisions; the appropriateness of the investment strategies designed by the adviser or portfolio manager; and the ability of the adviser or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of the NYSE Arca Tech 100 ETF to differ materially from anticipated performance. The forward-looking statements included herein are made only as of the date of this Report, and Ziegler Exchange Traded Trust undertakes no obligation to update such forward-looking statements to reflect subsequent events, conditions or circumstances.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

PRESIDENT’S LETTER

ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 2008

Dear Shareholders,

I am pleased to provide you with the Annual Report for the Ziegler Exchange Traded Trust NYSE Arch Tech 100 ETF (the “Fund”) for the period ended October 31, 2008. This report includes comparative performance information, portfolio and market commentary, and a schedule of investments and financial statements.

I regret to inform you this will be the final report issued on behalf of the Ziegler Exchange Traded Trust (the “Trust”). On November 24, 2008, the Board of Trustees approved the liquidation of the Trust due to the limited scale of assets the Fund was able to generate. This limited scale hampered the economic and operational viability of the Fund — particularly in the current market environment.

We sincerely appreciate your investment in the Fund. Additionally, we urge you to continue seeking the advice and counsel of a trusted financial advisor who can not only offer alternatives to the Fund, but bring you an array of solutions to help navigate these challenging markets.

Best Regards,

Elizabeth A. Watkins

Interim President

On December 15, 2008, the Ziegler Exchange Traded Trust was closed to new investors. This report contains information for shareholders of the Ziegler Exchange Traded Trust as of December 15, 2008. It does not constitute an offer to sell.

Shares of the NYSE Arca Tech 100 ETF are listed on NYSE Arca, Inc. and trade on NYSE Arca, L.L.C. Except when aggregated in creation units (50,000 shares per Creation Unit), individual share of the NYSE Arca Tech 100 ETF are not redeemable through Ziegler Exchange Traded Trust. However, individual shares can be purchased and sold through the secondary market.

NYSE ARCA TECH 100 ETF

Premium/Discount (Unaudited)

The table that follows presents information about the differences between the daily market price (“Market Price”) on the secondary market for shares of the NYSE Arca Tech 100 ETF (the “Fund”), a series of the Ziegler Exchange Traded Trust (the “Trust”), and the Fund’s net asset value (“NAV”). NAV per share of the Fund is calculated daily by adding up the total value of the Fund’s investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Fund. Market Price of the Fund generally is determined using the closing price on the stock exchange on which the shares of the Fund are listed, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate in accordance with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Fund. The information shown for the Fund is for the full calendar quarter completed after the inception date of the Fund through the date of the most recent calendar quarter end. The specific period covered for the Fund is disclosed in the table for the Fund.

Each line in the table shows the number of trading days which the Fund traded within the premium/discount basis point differential range indicated. The number of trading days in each premium/discount basis point differential range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

NYSE ARCA TECH 100 ETF
Period covered: April 1, 2007 through September 30, 2008
Premium/Discount Basis Point Differential Range (1)		Number of Days	Percentage of Total Days
>	100.0	33	8.71%
	75.0 – 99.9	8	2.11
	50.0 – 74.9	16	4.22
	25.0 – 49.9	35	9.23
	0.0 – 24.9	73	19.26
	-24.9 – 0.0	90	23.75
	-49.9 – -25.0	41	10.82
	-74.9 – -50.0	22	5.80
	-99.9 – -75.0	15	3.96
<	-100.0	46	12.14
		379	100.00%
(1) One basis point equals 1/100 of 1%

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

MANAGER’S COMMENTARY (Unaudited)

OCTOBER 31, 2008

Q: How did the Fund perform during the period?

A: For the one-year period ended October 31, 2008, the NYSE Arca Tech 100 ETF (the “Fund”) experienced a 36.03% loss (at NAV), compared to the 35.78% decline of its benchmark, the NYSE Arca Tech 100 Index.

Q: What factors contributed to the Fund’s performance versus the Index?

A: The Fund utilizes a passive management strategy to replicate its benchmark. The performance shortfall is a result of standard fees and other expenses.

All industries within the technology sector experienced weakness during the fiscal year period. The Fund held a 16.3% position in the computer & peripherals industry, which declined 41.2% during the performance measurement period and an 18.4% position in software stocks, which fell 30.9% during the reporting period affecting the Fund’s performance.

Q: Which stocks were top performers?

A: The following stocks were the top five positive contributors to the Fund’s fiscal year performance:

Name	Fund Weight	Stock Return	Contribution to Fund

GENENTECH, INC.	2.05%	11.43%	0.23%
VIROPHARMA, INC.	0.24%	44.11%	0.10%
ELECTRONIC DATA SYSTEMS	0.33%	21.99%	0.07%
BEA SYSTEMS, INC.	0.21%	33.80%	0.07%
FOUNDRY NETWORKS, INC.	0.15%	23.63%	0.04%

Q: Which stocks detracted from the Fund’s performance?

A: The following stocks were the top five detractors from the Fund’s fiscal year performance:

Name	Fund Weight	Stock Return	Detraction from Performance

APPLE, INC.	5.32%	-42.20%	-2.25%
DST SYSTEMS, INC.	2.38%	-50.83%	-1.21%
CIENA CORP NEW	1.37%	-78.57%	-1.08%
BIOGEN IDEC, INC.	2.10%	-42.36%	-0.89%
GOODRICH CORP	1.93%	-44.93%	-0.87%

Q: What is your outlook?

A: The credit crisis has caused the global economy to weaken, along with the U.S. markets. We believe that the credit crisis will continue to put a damper on demand for technology driven products in the near term. We are more optimistic about longer-term prospects however, because technology is the creative force and innovation that provides productivity gains for the global economy’s growth. These characteristics make the sector an attractive holding for long-term investors. Many of the stocks in the technology sector stocks are attractively valued and we believe are positioned for appreciation once economies begin to rebound.

“NYSE Arca Tech 100SM” is a service mark of the NYSE Group, Inc. (“NYSE”) and Archipelago Holdings, Inc. (“Archipelago”) and has been licensed for use by Ziegler Exchange Traded Trust (the “Trust”). Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by NYSE or Archipelago. Neither NYSE nor Archipelago makes any representation or warranty regarding the advisability of investing in securities generally, in the Fund particularly, or the ability of the NYSE Arca Tech 100SM Index to track general stock market performance.

NEITHER NYSE NOR ARCHIPELAGO MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE ARCA TECH 100SM INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE OR ARCHIPELAGO HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

PERFORMANCE (Unaudited)

FOR THE PERIOD ENDED OCTOBER 31, 2008

The graph below compares the value of a $10,000 investment in the NYSE Arca Tech 100 ETF with the NYSE Arca Tech 100 Index since inception. The performance of the Fund shown below reflects operating expenses and other associated fees.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents the historical performance of a hypothetical investment of $10,000 in the Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF from March 26, 2007 to October 31, 2008, assuming the reinvestment of distributions.

Annual Total Return
For the Year Ended October 31, 2008
	Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF	NYSE Arca Tech ETF Index
Annual Total Return at NAV as of October 31, 2008**	-36.03%	-35.78%
Annual Total Return at Closing Price as of October 31, 2008**	-36.56%	-35.78%

**

Ziegler Capital Management, LLC, the Fund’s investment advisor, has contractually agreed to waive fees and/or reimburse expenses through February 2009, so that total expenses will not exceed 0.50%. Without such waiver and/or reimbursement, total returns would have been less.

Top Technology Subsectors as of October 31, 2008, as a Percent of Net Assets

*

 Includes short-term investments and net other assets.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor share, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.nxt100.com.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008

		Number of Shares	Market Value			Number of Shares	Market Value

COMMON STOCKS – 99.8%				COMMON STOCKS (Continued)

AEROSPACE & DEFENSE — 7.5%				HEALTH CARE EQUIPMENT & SUPPLIES — 4.8%
	Goodrich Corp.	1,569	$57,363	*	Boston Scientific Corp.	1,569	$14,168
	Lockheed Martin Corp.	1,569	133,443	*	Kinetic Concepts, Inc.	1,569	37,985
	Raytheon Co.	1,569	80,192		Medtronic, Inc.	1,569	63,278
			270,998	*	St. Jude Medical, Inc.	1,569	59,669
						1,569	175,100
BIOTECHNOLOGY — 11.2%
*	Amgen, Inc.	1,569	93,967	INTERNET SOFTWARE & SERVICES — 6.2%
*	Biogen Idec, Inc.	1,569	66,761	*	Digital River, Inc.	1,569	38,880
*	Genentech, Inc.	1,569	130,133	*	eBay, Inc.	1,569	23,959
*	Genzyme Corp.	1,569	114,349	*	j2 Global Communications, Inc.	1,569	25,292
			405,210	*	Open Text Corp.	1,569	40,715
				*	RealNetworks, Inc.	1,569	6,715
COMMUNICATIONS EQUIPMENT — 11.9%				*	SonicWALL, Inc.	1,569	7,029
*	ADC Telecommunications, Inc.	1,569	9,947	*	VeriSign, Inc.	1,569	33,263
*	Alcatel-Lucent ADR	1,569	4,032	*	Websense, Inc.	1,569	30,627
*	Arris Group, Inc.	1,569	10,842	*	Yahoo! Inc.	1,569	20,115
*	Ciena Corp.	1,569	15,078				226,595
*	Cisco Systems, Inc.	1,569	27,881
	Corning, Inc.	1,569	16,992	IT SERVICES — 4.6%
*	Emulex Corp.	1,569	14,905		Automatic Data Processing, Inc.	1,569	54,837
*	F5 Networks, Inc.	1,569	38,943	*	Computer Sciences Corp.	1,569	47,321
*	Foundry Networks, Inc.	1,569	23,300	*	DST Systems, Inc.	1,569	63,670
	Harris Corp.	1,569	56,406				165,828
*	InterDigital, Inc.	1,569	34,173
*	Ixia	1,569	10,450	LIFE SCIENCES TOOLS & SERVICES — 5.3%
*	JDS Uniphase Corp.	1,569	8,567		Applied Biosystems, Inc.	1,569	48,372
*	Juniper Networks, Inc.	1,569	29,403	*	Millipore Corp.	1,569	81,416
	Motorola, Inc.	1,569	8,425	*	Thermo Fisher Scientific, Inc.	1,569	63,701
	Nokia Oyj ADR	1,569	23,817				193,489
*	Polycom, Inc.	1,569	32,965
	QUALCOMM, Inc.	1,569	60,030	OFFICE ELECTRONICS — 0.4%
*	Tellabs, Inc.	1,569	6,653		Xerox Corp.	1,569	12,583
			432,809
				PHARMACEUTICALS — 3.1%
COMPUTERS & PERIPHERALS — 14.3%					Biovail Corp.	1,569	13,494
*	Apple, Inc.	1,569	168,809		Novartis AG ADR	1,569	80,003
*	Dell, Inc.	1,569	19,063	*	Viropharma, Inc.	1,569	19,675
*	EMC Corp.	1,569	18,483				113,172
	Hewlett-Packard Co.	1,569	60,061
	International Business Machines			SEMICONDUCTORS & SEMICONDUCTOR
	Corp.	1,569	145,870	EQUIPMENT — 10.9%
*	NetApp, Inc.	1,569	21,229		Altera Corp.	1,569	27,222
*	QLogic Corp.	1,569	18,859		Analog Devices, Inc.	1,569	33,514
	Seagate Technology	1,569	10,622		Applied Materials, Inc.	1,569	20,256
*	Sun Microsystems, Inc.	1,569	7,217	*	Broadcom Corp., Class A	1,569	26,798
*	Teradata Corp.	1,569	24,147	*	Cypress Semiconductor Corp.	1,569	7,861
*	Western Digital Corp.	1,569	25,889		Intel Corp.	1,569	25,104
			520,249		KLA-Tencor Corp.	1,569	36,479
				*	Lam Research Corp.	1,569	35,083
ELECTRONIC EQUIPMENT, INSTRUMENTS					Linear Technology Corp.	1,569	35,585
& COMPONENTS — 1.3%				*	LSI Corp.	1,569	6,041
*	Agilent Technologies, Inc.	1,569	34,816		National Semiconductor Corp.	1,569	20,664
	Jabil Circuit, Inc.	1,569	13,195	*	Novellus Systems, Inc.	1,569	24,790
			48,011	*	Standard Microsystems Corp.	1,569	28,258
				*	Teradyne, Inc.	1,569	8,002

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2008

		Number of Shares	Market Value	As of October 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate costs of investments for federal income tax purposes was as follows:

COMMON STOCKS (Continued)				Aggregate gross unrealized appreciation	$8,266
				Aggregate gross unrealized depreciation	(1,948,452)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				Net unrealized depreciation	(1,940,186)
(Continued)				Federal income tax cost of investments	$5,657,518
	Texas Instruments, Inc.	1,569	$30,689
	Xilinx, Inc.	1,569	28,901
			395,247	* Non-income producing
				ADR American Depositary Receipt
SOFTWARE — 17.1%
*	Adobe Systems, Inc.	1,569	41,798
*	Amdocs Ltd.	1,569	35,397
*	Autodesk, Inc.	1,569	33,435
*	BMC Software, Inc.	1,569	40,512
	CA, Inc.	1,569	27,928
*	Cadence Design Systems, Inc.	1,569	6,386
*	Check Point Software Technologies
	Ltd.	1,569	31,725
*	Citrix Systems, Inc.	1,569	40,433
*	Compuware Corp.	1,569	10,010
*	McAfee, Inc.	1,569	51,071
*	Mentor Graphics Corp.	1,569	11,516
	Microsoft Corp.	1,569	35,036
*	Novell, Inc.	1,569	7,312
*	Oracle Corp.	1,569	28,697
*	Progress Software Corp.	1,569	35,993
*	Red Hat, Inc.	1,569	20,883
	SAP AG ADR	1,569	55,433
*	Sybase, Inc.	1,569	41,783
*	Symantec Corp.	1,569	19,738
*	Synopsys, Inc.	1,569	28,681
*	Vasco Data Security International,
	Inc.	1,569	17,777
			621,544

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
	Telephone & Data Systems, Inc.	1,569	42,128

Total Common Stocks
(Cost $5,557,283)			3,622,963

SHORT-TERM INVESTMENT — 2.6%

MONEY MARKET MUTUAL FUND — 2.6%
	JPMorgan 100% U.S. Treasury
	Securities Money Market Fund
	(Cost $94,369)	94,369	94,369

TOTAL INVESTMENTS —102.4%
(Cost $5,651,652)			3,717,332
LIABILITIES LESS OTHER ASSETS —
(2.4)%			(88,622)

NET ASSETS — 100.0%			$3,628,710

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2008

Assets:
Investments:
Cost basis of investments	$5,651,652
Total investments at value (See Schedule of Investments)	$3,717,332
Receivables:
Due from Adviser	18,861
Dividends and interest	869
Other Assets	334
Total Assets	3,737,396
Liabilities:
Transfer agent fees	5,834
Trustee fees	37,578
Custodian fees	1,291
Administration fees	1,218
Distribution and service fees	12,445
Other accrued expenses	50,320
Total liabilities	108,686
Total net assets	$3,628,710
Net Assets Consist Of:
Capital Stock	$5,568,360
Accumulated undistributed net investment income	52,482
Accumulated net realized losses on investments	(57,812)
Net unrealized depreciation on investments	(1,934,320)
Total net assets	$3,628,710
Net Asset Value
Shares Outstanding (unlimited number of shares authorized, no par value)	204,000
Net Asset Value	$17.79

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2008

Investment Income:
Dividends (net of foreign withholding taxes of $579)	$36,358
Interest	652
Total Investment Income	37,010
Expenses:
Offering and organizational costs (Note 2)	41,062
Professional fees	67,679
Transfer agent fees (Note 8)	35,000
Trustee fees	38,000
Shareholder reporting fees	22,025
Investment advisory and management services fees (Note 4)	18,217
Administration fees (Note 5)	13,994
Custodian fees (Note 6)	7,701
Distribution and service fees (Note 7)	45,947
License fees	4,721
Other fees	16,406
Gross expenses before fees waived	310,752
Less:
Advisor reimbursement and waiver	(276,880)
Distribution fees waived	(2,044)
Licensing fees waived	(1,533)
Total net expenses	30,295
Net investment income	6,715
Net realized losses:
Investments	(61,253)
In-kind redemptions	(501,388)
(562,641)
Change in net unrealized depreciation on investments	(2,420,992)
Net realized and unrealized loss on investments	(2,983,633)
Net decrease in net assets resulting from operations	$(2,976,918)

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Year Ended October 31, 2008	Period Ended October 31, 2007*
Operations:
Net investment income (loss)	$6,715	$(3,216)
Net realized gain (loss) on investments and in-kind redemptions	(562,641)	714,570
Change in net unrealized appreciation (depreciation) on investments	(2,420,992)	486,672
Net increase (decrease) in net assets resulting from operations	(2,976,918)	1,198,026
Distributions from:
Net investment income	(57,956)	—
Net realized gain	(43,944)	—
Total distributions	(101,900)	—
Capital Share Transactions:
Proceeds from shares issued	8,736,341	21,002,500
Cost of shares redeemed	(6,402,339)	(17,927,000)
Net increase in net assets from capital share transactions	2,334,002	3,075,500
Change in net assets	(744,816)	4,273,526
Net Assets:
Balance at beginning of period	$4,373,526	$100,000
Balance at end of period	$3,628,710	$4,373,526
Accumulated net investment income	$52,482	$57,956
Share Transactions:
Shares outstanding, beginning of period	154,000	4,000
Shares issued	350,000	850,000
Shares redeemed	(300,000)	(700,000)
Shares outstanding, end of period	204,000	154,000

* The Fund commenced investment operations on March 26, 2007.

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the period indicated. This information should be read in conjunction with the financial statements and related notes:

	Year Ended October 31, 2008	For the Period from March 26, 2007* through October 31, 2007
Net asset value, beginning of period	$28.40	$25.00
Net investment income (loss)(a)	0.03	(0.02)
Net realized and unrealized gains (losses) on investments and in-kind redemptions	(10.14)	3.42
Total from investment operations	(10.11)	3.40
Distributions:
Dividends from net investment income	(0.28)	––
Distributions from net realized capital gains on investments	(0.22)	––
Total Distributions	(0.50)	––
Net asset value, end of period	$17.79	$28.40
Total Return:(b)
Net Asset Value(c)	(36.03)%	13.60%
Market Value(d)	(36.56)%	12.44%
Ratio of net expenses to average net assets(e)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	0.11%	(0.10)%
Ratio of expenses (prior to waivers and reimbursement) to average net assets(e)	5.13%	5.12%
Ratio of net investment income (loss) (prior to waivers and reimbursement) to average net assets(e)	(4.52)%	(4.71)%
Net assets, end of period (in thousands)	$3,629	$4,374
Portfolio turnover rate(b)	14%	22%

———————

*

The Fund commenced investment operations on March 26, 2007.

(a)

Per share net investment loss has been calculated using the average daily shares method.

(b)

Not annualized for periods less than one year and does not include securities received or delivered from processing creations and redemptions.

(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period. Total returns would have been lower had certain expenses not been reduced during the period shown.

(d)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on NYSE Arca, L.L.C. Market value may be greater or less than net asset value, depending on the Fund’s closing price on NYSE Arca, L.L.C.

(e)

Annualized for periods less than one year.

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

1.

Organization

Ziegler Exchange Traded Trust, a diversified investment company (the “Trust”), was organized as a Delaware statutory trust on July 13, 2005. The Trust currently consists of one portfolio, the NYSE Arca Tech 100 ETF (the “Fund”), which commenced operations on March 26, 2007. The Fund is an exchange-traded fund that seeks to provide investment results that closely correspond to the performance of the NYSE Arca Tech 100 IndexSM (the “Index”).

2.

(a)

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

(b)

Security Valuation

The Fund values its portfolio securities at their market value when market quotations are readily available. When market quotations are not readily available for a particular security (e.g., because there is no regular market quotation for such security, the market for such security is limited, the exchange or market in which such security trades does not open for an entire trading day, the validity of quotations is questionable or some significant event occurs after the close of trading of such security and before such security is valued), the Fund values such security at its “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”). Ziegler Capital Management, LLC (the “Advisor”) performs the daily pricing for the Fund, with oversight by the Fund’s Board. The Advisor has appointed a Valuation Committee to perform such pricing functions in accordance with pricing policies and procedures adopted by the Fund’s Board. The Valuation Committee’s fair value determinations are reviewed regularly by the Board.

Equity securities that are traded on U.S. exchanges, including futures contracts and options, and for which market quotations are readily available are valued at their last sale price on the principal exchange on which such securities are traded as of the close of regular trading on such exchange or, lacking any sales, at the latest bid quotation. Over-the-counter securities for which a last sales price on the valuation date and at the valuation time is available are valued at that price. All other over-the counter securities for which market quotations are readily available are valued at the latest bid quotation.

Because market quotations for most debt and convertible securities are not readily available, such securities are generally valued using valuations published by an independent pricing service. Preferred stock and options for which market quotations are not readily available are valued using an independent pricing service. The pricing service uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities purchased with maturities of 60 days or less are valued on an amortized cost basis, under which the value of such securities is equal to its acquisition cost, plus or minus any amortized discount or premium. Investments in mutual funds are valued at their closing net asset value each business day.

(c)

Options

The Fund may purchase or write put and call options on indices that the Advisor deems suitable, and the Fund may purchase or write put and call options on exchange-traded funds that track such indices. In addition, the Fund may purchase or write put and call options on the individual securities in such indices. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Whenever the Fund does not own securities underlying an open option position sufficient to cover the position, or when the Fund has sold a put, the Fund will maintain in a segregated account with its custodian, cash or securities sufficient to cover the exercise price, or with respect to index options, the market value of the open position.

There were no option contracts purchased or written by the Fund during the year ended October 31, 2008.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2008

(d)

Futures

The Fund may purchase and sell exchange-traded index futures contracts. When a purchase or sale of a futures contract is made by the Fund, it is required to deposit with the custodian (or broker, if legally permitted) a specified amount of cash or Government Securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund will be valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund will pay or receive cash, called variation margin, equal to the daily change in value of the futures contract.

There were no futures contracts purchased or sold by the Fund during the year ended October 31, 2008.

(e)

Securities Lending

In order to generate income, the Fund may lend its portfolio securities to brokers, dealers and other institutional investors, provided the Fund receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. The Fund considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. During the term of the loan, the Fund is entitled to receive interest and other distributions paid on the loaned securities, as well as any appreciation in the market value. The Fund also is entitled to receive interest from the institutional borrower based on the value of the securities loaned. From time to time, the Fund may return to the borrower, and/or a third party which is unaffiliated with the Fund and which is acting as a “placing broker,” a part of the interest earned from the investment of the collateral received for securities loaned.

The Fund did not have any securities on loan as of and during the year ended October 31, 2008.

(f)

Depository Receipts

The Fund may invest in American Depository Receipts (ADRs), for which the depository is typically a U.S. financial institution and the underlying securities are issued by foreign issuers. ADRs may be listed on a national securities exchange or may trade on an over-the-counter market. ADR prices are denominated in United States dollars, although the underlying security may be denominated in a foreign currency. Although generally tempered to some extent, ADRs do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

(g)

Swap Agreements

The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

There were no swap contracts purchased or sold by the Fund during the year ended October 31, 2008.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2008

(h)

Distributions

The Fund may earn dividends, interest and other income from its investments and distributes this income (less expenses) to shareholders as dividends. The Fund also realizes capital gains from its investments and distributes these gains (less any losses) as capital gains distributions. The Fund normally declares and pays dividends, if any, annually. Capital gains distributions, if any, for the Fund will normally be declared annually and paid within 60 days after the end of the fiscal year.

(i)

Offering and Organizational Costs

Organizational costs consist of costs incurred by the Fund that enable it legally to do business. The Fund expenses organizational costs as incurred. Fees related to preparing the Fund’s initial registration statement are offering costs. Offering costs are accounted for as a deferred charge and are amortized to expense over twelve months on a straight-line basis.

(j)

Taxes

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for entities, such as the funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund adopted FIN 48 in fiscal year 2007.  No uncertain tax positions existed as of October 31, 2007 or 2008. Consequently, the Fund has reviewed all open tax years and has not recorded a liability for unrecognized tax benefits as of October 31, 2007 or 2008. At October 31, 2008, the tax years October 31, 2006 through October 31, 2008 remain open to examination in the Fund’s major tax jurisdictions.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Fund’s tax year end is October 31st and the tax character of distributions for the fiscal year ended October 31, 2008, were as follows:

Distributions paid from ordinary income	$101,900
Distributions paid from net long-term capital gains	—
Total distributions paid	$101,900

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions, such as wash sales, and the timing and the deductibility of certain expenses.

To reflect reclassifications arising from permanent “book/tax” differences for the fiscal year ended October 31, 2008, the Fund’s accumulated net investment income (loss) was increased by $45,767, accumulated net realized gains/losses on investments was increased by $506,687 and paid in capital was decreased by $552,454. The permanent differences are primarily due to gain (loss) on in-kind redemptions and nondeductible expenses.

At October 31, 2008 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$52,482
Unrealized appreciation/(depreciation)	(1,940,186)

At October 31, 2008, the Fund had capital loss carryforwards of $51,946, expiring on September 30, 2016.

(k)

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the application of the SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption on the Fund’s financial statement disclosures.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2008

In addition, in February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — Including an amendment of FASB Statement No. 115” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management continues to evaluate the impact the adoption of SFAS 159 will have on the Fund’s financial statement disclosures.

In March 2008 the FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statements.

3.

Securities Transactions and Related Income

Security transactions are recorded on a trade date basis. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

4.

Investment Advisory Fees

Ziegler Capital Management, LLC serves as the Fund’s Advisor. The Advisor is a wholly-owned subsidiary of The Ziegler Companies, Inc. Certain Officers and Trustees of the Fund are affiliated with the Advisor. The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund’s investment programs. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.

The management fee is calculated and paid to the Advisor every month. The Fund’s annual management fee rate is 0.30% on the first $250 million in average daily net assets; 0.25% on the next $250 million in average daily net assets; 0.20% on the next $500 million in average daily net assets; and 0.15% on average daily net assets in excess of $1 billion. The Advisor has contractually agreed to reduce its advisory fees and reimburse the Fund for any service provider fees until February 28, 2009, to the extent necessary to maintain the Fund’s net annual operating expenses at a ratio of 0.50% of average daily net assets.

5.

Administration Fees

J.P. Morgan Investor Services Co. serves as the Fund’s administrator and accounting/pricing agent. Some of the administrative services include assisting with the preparation and review of reports to be filed with the SEC, providing tax and 1940 Act regulatory compliance services, and preparing materials and reports for the Trustees to review. Some of the accounting services include the maintenance of the Fund’s books and records of the Fund’s assets, calculation of the Fund’s NAV, and coordination with the Fund’s independent auditors with respect to the Fund’s annual audit.

As consideration for the administrative and accounting services, the Fund will pay J.P. Morgan Investor Services Co. an annual fee based upon the average daily net assets of the Fund and reimburse it for its out-of-pocket expenses as follows. For the first year of the agreement, the fee was equal to 10 basis points per annum of the average daily net assets of the Fund for the first six months plus 20 basis points per annum of the average daily net assets of the Fund for last six months. For the second year of the agreement, the annual fee will be equal to 20 basis points per annum of the average daily net assets of the Fund, with a guaranteed minimum annual fee of $15,000, but the fee cannot exceed $100,000 in year two. After year two of the agreement, the annual fee will be equal to 20 basis points per annum of the average daily net assets of the Fund, with a guaranteed minimum annual fee of $100,000. The fees, together with the out-of-pocket expenses, will be computed, billed and paid monthly.

6.

Custodian Fees

JPMorgan Chase Bank, N.A. serves as the custodian of the Fund’s assets. The custodian is responsible for holding and safekeeping of the Fund’s assets.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2008

7.

Distribution and Service Fees

Pursuant to the Distribution Agreement adopted by the Trust, B.C. Ziegler and Company (the “Distributor”), acts as Distributor for the shares of the Trust under the general supervision and control of the Trustees and the Officers of the Trust.

The Trust has adopted a Distribution and Service Plan (the “Plan”) for the Fund, pursuant to rule 12b-1 under the Investment Company Act of 1940. The maximum amount the Fund may pay under the Plan for distribution services may not exceed 0.25% of the Fund’s average daily net assets on annual basis.

Pursuant to a Marketing Agreement among Archipelago Securities, L.L.C (“Archipelago”) or its affiliate, the Distributor and the Trust, the Fund will pay a 12b-1 fee to Archipelago or its affiliate, as Marketing Agent, at an annual rate of 0.08% of the Fund’s average daily net assets as reimbursement for branding, marketing and advertising expenses that Archipelago or its affiliate incur. Archipelago or its affiliate agreed to waive its right to this 12b-1 fee until the sooner to occur of: (a) the Fund’s total assets reach $60 million or (b) one year after the date on which the Fund commences trading. For the year ended October 31, 2008, Archipelago and its affiliate waived 12b-1 fees in the amount of $2,044.

Although the plan allows for up to 0.25% of the Fund’s average daily net assets to be paid for distribution services, the only 12b-1 fees currently anticipated to be paid are to Archipelago or its affiliates.

8.

Transfer Agent Fees

Pursuant to an Agency Services Agreement with the Fund, JPMorgan Chase Bank, N.A. will act as transfer agent, dividend paying agent, and index receipt agent for the Fund.

9.

Buying and Selling of Shares

The shares may only be purchased and sold directly from the Fund by certain participants in large increments in an in-kind transaction. Shares will also be listed on the NYSE Arca, Inc. and traded on the NYSE Arca, L.L.C. (the “NYSE Arca Marketplace”), and therefore, may be purchased and sold on the secondary market. Given the structure of the Fund, most individual investors will not be able to purchase shares of the Fund directly from the Fund but will need to purchase them in the secondary market. Transactions in the secondary market are not made at the Fund’s NAV, but rather are made at market prices which may vary throughout the day and may differ from the Fund’s NAV. Shares may be purchased directly from the Fund only in blocks of 50,000 shares known as Creation Units. The number of shares in a Creation Unit is generally not expected to change, except in the event of a share split, reverse split or other revaluation. The Fund will not issue fractional Creation Units.

To redeem shares of the Fund, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant, and you must tender shares in Creation Unit-size blocks (50,000 shares) in proper form. Shares of the Fund are not individually redeemable except when aggregated in Creation Units. The Distributor will provide a list of Authorized Participants upon request.

Redemption proceeds will be paid in-kind with a basket of securities (“Fund Securities”). The Fund Securities you receive will generally be the same as that required to purchase Creation Units (“Deposit Securities”) on the same day. There will be times, however, when the Deposit Securities and Fund Securities differ. The designated list of securities making up the Fund Securities will be available through the NSCC each business day, prior to the opening of trading on the NYSE Arca Marketplace. The Fund reserves the right to honor a redemption request with a nonconforming basket of securities.

A fixed transaction fee of $1,000 is applicable to each purchase and redemption, regardless of the number of Creation Units purchased or redeemed. An additional fee of $3,000 will be applied to purchases or redemptions affected through the manual Depository Trust Company clearing process. Accordingly, the maximum transaction fee charge may be $4,000. The transaction fee is charged to offset the estimated costs associated with purchasing or redeeming Creation Units. For the year ended October 31, 2008, transactions fees amounted to $8,000.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2008

10.

Investment Transactions

For the year ended October 31, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, was $801,019 and $894,338, respectively.

11.

In-Kind Transactions

During the year ended October 31, 2008, the Fund delivered securities of the Fund in exchange for the redemption of shares (redemption in-kind). Cash and securities were transferred for redemption at a fair value of $6,384,926 for the Fund. For financial reporting and federal income tax purposes, the Fund recorded a net realized loss of $501,388 in connection with the transactions.

In addition, the Fund received securities in exchange for subscriptions of shares (subscriptions-in-kind) during the fiscal year 2008 with value of $8,721,311.

12.

Industry and Sector Concentration Risks

Because the Fund structures its investment portfolio to correspond to the composition of the Index, a significant portion of the Fund’s investments will consist of securities within the technology sector. The Fund’s concentration in any one sector or industry will result only from the composition of the Index, and the Fund will float with the Index with respect to any such concentration.

The Fund’s investments in technology-related companies expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in the technology sector. Due to competition, a less diversified product line, and other factors, companies that develop and/or rely on technology could become increasingly sensitive to downswings in the economy. In the past, such companies have also experienced volatile swings in demand for their products and services due to changing economic conditions and rapid technological advances.

13.

Subsequent Event

On November 21, 2008, the Board of Trustees approved the liquidation of the Portfolio. The Board of Trustees concluded that due to the Portfolio’s declining net assets, it is not feasible to continue to operate the Portfolio. The liquidation of the Portfolio’s assets did commence effective as of the close of business on December 15, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Ziegler Exchange Traded Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of NYSE Arca Tech 100 ETF, one of the portfolios constituting the Ziegler Exchange Traded Trust (the “Trust”) as of October 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NYSE Arca Tech 100 ETF as of October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 13 to the Financial Statements, on November 21, 2008, the Fund’s Board of Trustees approved a plan of liquidation.  The liquidation of the Portfolio’s assets commenced effective as of the close of business on December 15, 2008.

Milwaukee, WI

December 29, 2008

EXPENSE INFORMATION

(Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Expense Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as transaction fees on creations/purchases or redemption fees or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would have been higher.

NYSE Arca Tech 100 ETF

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During the Period 5/1/2008 - 10/31/2008*	Annualized Expense Ratio During Period
Actual	$1,000.00	$737.40	$2.18	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%

———————

*

Expenses are equal to the Annualized Expense Ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period.)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

(Unaudited)

The Investment Company Act of 1940 (the “Act”) requires that the NYSE Arca Tech 100 ETF’s investment advisory agreement (“Advisory Agreement”) be approved annually by a vote of a majority of the Board of Trustees of the Ziegler Exchange Traded Trust (the “Trust”), including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of the Trust as that term is defined in the Act (the “Independent Trustees”). At its meeting on September 11 and 12, 2008, a majority of the Board of Trustees, including all of the Independent Trustees, voted to renew the existing Advisory Agreement between the Trust on behalf of its exchange traded mutual fund series known as the NYSE Arca Tech 100 ETF (the “Fund”) and Ziegler Capital Management, LLC (the “Advisor”).

The Board’s approval was based on its consideration and evaluation of a variety of factors, including: (1) the nature, extent and quality of the services provided by the Advisor; (2) the performance of the Fund in comparison to its benchmark index and a peer group of mutual funds; (3) the management fees and total operating expenses of the Fund, including comparative information with respect to a peer group of mutual funds; (4) the extent to which economies of scale may be realized as the Fund grows; and (5) whether fee levels reflect any potential economies of scale for the benefit of shareholders.

The Contracts Review Committee of the Board of Trustees, which consists of all of the Independent Trustees, retained the services of Dover Financial Research (“Dover”) as a consultant to assist it in the compilation and organization of relevant information in connection with the contract review process. The Contracts Review Committee reviewed and discussed research, market and analytical information and reports with Dover in the months leading up to its September 11 meeting. The final report provided by Dover at the culmination of that collaborative process included an overview of the Fund, its investment performance, portfolio operations, brokerage costs and trading efficiency, shareholder service quality, expense components, advisor profitability, economies of scale and distribution structures, strategies and effectiveness. The Contracts Review Committee also received standard reports prepared by Lipper, Inc. comparing various metrics of the Fund to peer groups, market universes and benchmarks, including Advisor profitability, brokerage costs, trading practices, shareholder service quality, absolute and net investment performance, expense ratios, contractual fees charged pursuant to the Advisory Agreement, fees waived or reimbursed, fee breakpoints, and non-management fees. The Independent Trustees also received a separate analysis of the Advisor’s profitability prepared by Dover.

The Contracts Review Committee also received and reviewed extensive information from the Advisor with respect to its organization, investment philosophy, portfolio managers and other personnel and facilities, as well as a copy of the Advisor’s Form ADV filings with the SEC.

In addition, in connection with each of its regular quarterly meetings during the year, the Board received extensive information on the performance of the Fund, including absolute performance and relative performance rankings of the Fund in comparison to its benchmark index and its Morningstar comparison group.

Throughout the process, the Independent Trustees were represented by their independent counsel and also utilized the services of Fund counsel, including a memorandum from Fund counsel summarizing the responsibilities of the Independent Trustees under the Act in reviewing and approving the Advisory Agreement.

Some of the key observations made by Dover and considered by the Independent Trustees included the following:

•

The management fees and expense ratios for the Fund were reasonable relative to the Lipper Expense Groups.

•

Fund performance was influenced by market conditions and underperformance relative to the Fund’s Index. The Advisor continues to face strategic challenges such as scale and positioning, which make it difficult for the Fund to significantly improve expense ratios and performance relative to peers.

Nature, Extent, and Quality of Services Provided by the Advisors

At each of the Board’s regular quarterly meetings during 2008, management presented information describing the services furnished to the Funds by the Advisor (including services such as fund accounting and fund administration provided by the Advisor under separate agreements reviewed by the Contracts Review Committee) and reported on the investment management, portfolio trading, and compliance with applicable investment restrictions and limitations of the Fund. The Board also reviewed information as to the portfolio trading costs of the Fund and the Advisor’s use of “soft dollars” as permitted pursuant to Section 28(e) of the Securities Exchange Act of 1934. At its meeting on September 12, 2008, the Board considered brokerage costs and commissions, trading practices and the allocation of soft dollar services. In addition, the Board considered biographical information for each of the portfolio managers and other relevant management personnel, and the history, organization, resources, and regulatory history of the Advisor. The Board concluded that: the Advisor was well qualified and provides services comparable to those provided by advisors generally to similar exchange traded funds; the nature and extent of services provided by the Advisor were appropriate for the investment objective and program of the Fund; the quality of services was acceptable; and the Advisor has appropriate and sufficient knowledge and experience to manage the Fund.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

(Unaudited)

Performance of the Fund

The Board received reports at each of its quarterly meetings from the Advisor’s Chief Investment Officer, including a report on the Fund’s investment performance before and after expenses and its relative performance to a benchmark index and Morningstar peer group. In connection with the annual contract renewal process, the Contracts Review Committee discussed the performance analysis conducted by Dover, which included the following for the one-year period ended June 30, 2008:

•

Comparisons of gross annualized Fund to the unmanaged benchmark used in the Fund’s prospectus;

•

Comparisons of net annualized Fund performance to the unmanaged benchmark used in the Fund’s prospectus;

•

Comparison of net annualized Fund performance to the Lipper Performance Universe average;

•

Calculation and review of the rankings of the Fund based on its net annualized performance within its Lipper Peer Group and Performance Universe; and

•

Comparisons of net annualized Fund Performance to the relevant Lipper Index.

These comparisons indicated that the Fund outperformed its benchmarks when comparing gross performance. On a net return basis, the Fund underperformed the unmanaged benchmark, because the benchmark has no associated expenses. Concerning performance relative to its peers in the Lipper Performance Universes, the Fund delivered top half performance for the period.

On balance, the Committee concurred that the Advisor’s management of the Fund was consistent with the stated investment objective and program, and its performance compared acceptably to its peers and benchmarks.

Fees and Expenses

The Committee reviewed and discussed Dover’s assessment of gross management fees, net management fees and total expense ratios for the Fund against its Lipper Expense Group and Lipper Expense Universe. In particular, the Dover materials showed that the contractual management fee for the Fund is slightly higher than the average for the peer group. However, the actual management fee for the Fund, after waivers of fees and expenses by the Advisor, is zero, while the average for the peer group is 27 basis points. Expense ratios for the Fund, due to this fee waiver, are in line with the average for the expense group.

Due to the fee waiver, the Committee acknowledged that it is difficult to assess the actual expenses of the Fund relative to its peer group. However, based on information provided in the Lipper Expense Report, total non-management expenses are approximately 457 basis points, which relate to start-up costs associated with the organization of the Fund. At $4.8 million in average net assets, the Fund has not yet reached scale. Therefore the Advisor continues to reimburse the non-management expenses related to both start-up and on-going daily operations.

On balance, the Committee concurred that the contractual and actual management fees for the Fund were reasonable and competitive given the nature, scope and quality of services provided by the Advisor.

Advisor Profitability

The Contracts Review Committee noted that, because the Fund has not achieved scale in the short period since its commencement of operations, the Advisor’s profitability with respect to the Fund has been severely and negatively impacted by fee waivers and expense reimbursements. The early stage of the Fund’s existence and small size makes comparison with peers difficult to assess in a meaningful manner. Overall, the Committee concluded it was simply premature to analyze Advisor profitability with respect to this Fund.

Economies of Scale and Breakpoint Analysis

Of the six funds identified in the Fund’s Lipper Expense Group, only two have a breakpoint schedule in place, including the Fund, which has a breakpoint at $250 million in assets. While this asset level is higher than the breakpoint for the other fund (whose breakpoint occurs at $200 million in assets), the Fund’s five basis point fee break surpasses the 0.75 basis point fee break of the other fund. Three of the six funds have lower fee rates at each breakpoint. The other two funds have fees approximately the same as the Fund.

The Committee members observed that the Fund’s current assets and expense structures allow room for significant economies of scale in reducing total Fund expense ratios with increased assets. Those economies are driven from two sources, the smaller relevance of fixed costs across larger asset base and reduction in variable costs from achieving breakpoints in investment advisory and fund accounting fees. The Committee members concurred that the potential economies of scale available to the Fund represent an appropriate sharing of those economies between the Advisor and the Fund.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

(Unaudited)

Overall Consideration

The Committee members considered the combined impact of all of these factors on the decision of whether to continue the Advisory Agreement. The Committee members expressed concern regarding the viability of the Fund at this extremely small asset level. Based on management’s assurance of its and the New York Stock Exchange’s continued commitment to this exchange traded fund concept and to the Fund itself, the Committee recommended renewal of the Advisory Agreement by the full Board, and the Board adopted the Committee’s recommendation.

GENERAL INFORMATION

(Unaudited)

INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

PROXY VOTING

A copy of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge, upon request, by calling 1-888-798-TECH(8324) or on the Fund’s website at www.nxt100.com or on the SEC’s website at www.sec.gov. In addition, information regarding how the Fund actually voted proxies relating to portfolio securities from the most recent period ended June 30, 2008 is available, without charge and upon request, by calling 1-888-798- TECH(8324) or on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund will also make available the information on Forms N-Q to shareholders without charge and upon request, by calling 1-888-798-TECH (8324).

OTHER TAX INFORMATION

The following information is provided pursuant to provisions of the Internal Revenue Code.

The Fund hereby designates $32,954 as qualified dividend income for the fiscal year ended October 31, 2008.

For corporate taxpayers, ordinary income distributions paid during the fiscal year ended October 31, 2008, of which $9,898 qualify for the corporate dividends received deduction.

TRUSTEES AND OFFICERS OF ZIEGLER EXCHANGE TRADED TRUST

(Unaudited)

The trustees and officers of Ziegler Exchange Traded Trust (the “Trust”) are listed below, together with their principal occupations during the past five years. The current Statement of Additional Information for the Trust contains additional information about the trustees and officers and is available, without charge, upon request by calling the Trust toll free at 1-888-798-TECH (8324).

Name, Address And Date of Birth	Position(s) Held with The Trust	Term of Office And Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen by Trustee	Other Directorships Held by Trustee [2]
Interested Trustees and Officers
Marcia L. Wallace 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 12-2-47	Trustee and Independent Chair	Since 2005	Retired: Senior Vice President in Global Trust Services and Institutional Custody, First Chicago NBD/Bank One from 1985 to 1999.	1	The North Track Funds, Inc.
James G. DeJong 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 10-18-51	Trustee	Since 2005	President and Managing Shareholder, Oneil, Cannon, Hollman & DeJong S.C. (law firm) since 1987.	1	The North Track Funds, Inc.
Brian J. Girvan 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 10-20-55	Trustee	Since 2005	Partner, Ascent Venture Management, Inc. since August 2003; Chief Operating Officer and Chief Financial Officer, Argo Global Capital, LLC (venture capital company) from 2001 to 2003; Senior Vice President and division Executive, Fidelity Investments from 1999 to 2001; Senior Vice President and Group CFO, fidelity Investments 1998 to 1999.	1	The North Track Funds, Inc.
Cornelia Boyle 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 09-23-53	Trustee	Since 2005	Currently Retired; Executive Vice President and Chief Operating Officer, AIG Sun America Retirement Markets, Inc. (distribution and marketing company for variable annuity and retirement products) from 2000 to 2003; and Executive Vice President, Fidelity Investments from 1996 to 2000.	1	The North Track Funds, Inc.

TRUSTEES AND OFFICERS OF ZIEGLER EXCHANGE TRADED TRUST

(Unaudited)

Name, Address And Date of Birth	Position(s) Held with The Trust	Term of Office And Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen by Trustee	Other Directorships Held by Trustee [2]
Interested Trustees and Officers
John J. Mulherin [3] 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 05-18-51	Trustee	Since 2005	Chief Executive Officer, The Ziegler Companies, Inc. since February 2000.	1	The North Track Funds, Inc.
Elizabeth A. Watkins 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 01-29-68	Interim President	Since 2008

Interim President, Ziegler Capital Management, LLC since 2008; Senior Managing Director and Chief Compliance Officer, The Ziegler Companies, Inc. since 2007; Managing Director and Chief compliance Officer The Ziegler Companies, Inc. from 2006 to  2007; Vice President and Chief Compliance Officer, The Ziegler Companies, Inc. from 2003 to 2006. Compliance Consultant, Northwestern Mutual Insurance Services from 2002 to 2003. Vice President of Brokerage Services, Oberweis Securities, Inc. from 1999 to 2002.

				N/A	N/A
Todd A. Krause 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 2-20-63	Chief Financial Officer and Treasurer	Since 2007

Chief Financial Officer and Director, Ziegler Capital Management, LLC since 2007; First Vice President of LaSalle Fund Services, ABN Amro LaSalle Bank NA from 2006 to 2007; Chief Financial Officer and Manager of Fund Operations, Trident Financial Services, LLC from 2002 to 2006; Chief Financial Officer and Manager of Operations, Anchor Asset Management, LLC (registered investment advisor) from 2001 to 2002.

				N/A	N/A

TRUSTEES AND OFFICERS OF ZIEGLER EXCHANGE TRADED TRUST (Continued)

(Unaudited)

Name, Address And Date of Birth	Position(s) Held with The Trust	Term of Office And Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen by Trustee	Other Directorships Held by Trustee [2]
Interested Trustees and Officers
Benjamin H. DeBerry 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 04-29-71	Secretary	Since 2007

Senior Managing Director and General counsel, the Ziegler Companies, Inc. from 2007; Secretary, Ziegler Capital Management, LLC since 2007, Senior counsel of the Network and Enterprise Business at Motorola, Inc. from 2005 to 2007; Associate, Wildman, Harold, Allen& Dixon LLP from 2004 to 2005; Associate, Chapman and Cutler LLP from 2002 to 2004.

				N/A	N/A
Angelique David 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 07-26-77	Assistant Secretary	Since 2007

Vice President and Assistant General Counsel, The Ziegler Companies, Inc. since 2007; Assistant Secretary, Ziegler Capital Management, LLC since 2007, Associate, Locke, Lord, Bissell & Liddell LLC (law firm) from 2002 to 2007.

				N/A	N/A
Zachary Shannon 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 01-28-75	Chief Compliance Officer	Since 2008	Compliance Officer, Ziegler Capital Management, from 2007 to 2008; Compliance Officer, Raymond James, from 2005 to 2007; Compliance Officer, eFloorTrade, LLC, from 2003 to 2005.	N/A	N/A

1.

Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

2.

Only includes directorships held in a company with a class of securities registered pursuant to Section 12 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934 or any company registered as an investment company under the 1940 Act.

3.

Mr. Mulherin is deemed to be an “interested person” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, because of his affiliation with the Advisor and the Distributor.

Ziegler Exchange Traded Trust

200 South Wacker Drive

Suite 2000

Chicago, Illinois 60606

888.798.TECH (8324)

Investment Advisor

Ziegler Capital Management, LLC

200 South Wacker Drive

Suite 2000

Chicago, Illinois 60606

Distributor

B.C. Ziegler and Company

200 South Wacker Drive

Suite 2000

Chicago, Illinois 60606

Administrator and Accounting/Pricing Agent

JPMorgan Investor Services Co.

73 Tremont Street

Boston, MA 02108

Transfer Agent and Custodian

JPMorgan Chase Bank, N.A.,

3 ChaseMetroTech Center

Brooklyn, New York 11245

Counsel

Quarles & Brady LLP

411 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 East Wells Street

Milwaukee, WI 53202

Officers and Trustees

Marcia L. Wallace, Trustee and Independent Chair

James G. DeJong, Trustee

Brian J. Girvan, Trustee

Cornelia Boyle, Trustee

John J. Mulherin, Trustee

Elizabeth Watkins, Interim President

Todd A. Krause, CFO and Treasurer

Benjamin DeBerry, Secretary

Angelique David, Assistant Secretary

Zachary Shannon, Chief Compliance Officer

Item 2.

Code of Ethics.

Not required in Annual Reports on Form N-CSR.

Item 3.

Audit Committee Financial Expert.

Not required in Annual Reports on Form N-CSR.

Item 4.

Principal Accountant Fees and Services.

Not required in Annual Reports on Form N-CSR.

Item 5.

Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.

Schedule of Investments.

The required Schedule of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Annual Report to shareholders dated as of October 31, 2008 provided under Item 1 of this Form N-CSR.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10.

Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.

Controls and Procedures.

(a)           Disclosure Controls and Procedures.  The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of the report on Form N-CSR.  Based on such evaluation, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the applicable time periods.

(b)           Changes in Internal Control Over Financial Reporting.  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.

Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit

12(a)(1)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(1)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 30th day of December, 2008.

ZIEGLER EXCHANGE TRADED TRUST

By:	/s/ Elizabeth A. Watkins
Elizabeth A. Watkins, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 8th day of July, 2008.

By:	/s/ Elizabeth A. Watkins
Elizabeth A. Watkins, President (Principal Executive Officer)

By:	/s/ Todd A. Krause
Todd A. Krause, Chief Financial Officer and Treasurer
(Principal Financial Officer)